Annual Total Returns [BarChart] - AMG Managers Montag & Caldwell Growth Fund - CLASS N SHARES	Feb. 01, 2021
Bar Chart Table:
Annual Return 2011	3.13%
Annual Return 2012	12.70%
Annual Return 2013	27.29%
Annual Return 2014	7.35%
Annual Return 2015	5.76%
Annual Return 2016	(2.64%)
Annual Return 2017	23.35%
Annual Return 2018	(1.72%)
Annual Return 2019	32.52%
Annual Return 2020	31.85%